Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Energy Index ETF	Nov. 29, 2023
Fidelity MSCI Energy Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	63.13%
Past 5 years	8.21%
Since Inception	3.05%	[1]
Fidelity MSCI Energy Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	61.68%
Past 5 years	7.06%
Since Inception	2.18%	[1]
Fidelity MSCI Energy Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	38.16%
Past 5 years	6.05%
Since Inception	2.10%	[1]
IXWMY
Average Annual Return:
Past 1 year	63.28%
Past 5 years	8.28%
Since Inception	3.14%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.